Note 12 - Commitments and Contingencies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Letter of Credit [Member]
Number of Letters of Credit	3		3
Line of Credit Facility, Maximum Borrowing Capacity	$ 353,000		$ 353,000		$ 218,000	$ 92,000
Accounts Payable and Other Liabilities [Member] | Pending Litigation [Member]
Loss Contingency, Estimate of Possible Loss	794,000		794,000		817,000
Pending Litigation [Member] | Professional Fees [Member]
Legal Fees	$ 584,000	$ 566,000	1,734,000	$ 1,466,000
Operating Leases, Rent Expense			2,880,000	2,973,000	3,947,000	3,828,000
Operating Leases, Income Statement, Sublease Revenue			$ 106,000	$ 204,000	$ 139,000	$ 153,000